SUMMARY OF ACCOUNTING POLICIES - Financial Instruments (Details)	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.00%
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%		7.00%